Operating segments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [Abstract]
Information of income and expense for each operating segment
(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2016, 2017 and 2018:

	2016
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	4,605,046	1,484,697	390,761	704,489	13,028	7,345	7,205,366
Net fees and commission income		717,097	408,601	248,845	19,068	169,081	2,847	1,565,539
Impairment losses on financial assets		(746,126)	(347,179)	(8,035)	(9,559)	(85,009)	245	(1,195,663)
General and administrative expenses		(2,907,314)	(802,037)	(406,017)	(227,639)	(215,759)	50,191	(4,508,575)
Other income (expense), net		190,909	296,829	(82,480)	(326,251)	43,783	(80,815)	41,975

Operating income		1,859,612	1,040,911	143,074	160,108	(74,876)	(20,187)	3,108,642
Equity method income		8,615	—	(273)	(1,188)	4,277	(1,436)	9,995
Income tax expense		64,214	235,140	30,066	2,951	14,190	(1,008)	345,553

Profit (loss) for the period	~~W~~	1,866,811	806,313	115,440	150,556	(79,150)	(35,051)	2,824,919

Controlling interest	~~W~~	1,866,446	814,836	115,438	150,556	(79,151)	(93,347)	2,774,778
Non-controlling interests		365	(8,523)	2	—	1	58,296	50,141

	2017(*)
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,107,888	1,501,054	433,047	727,917	69,231	3,816	7,842,953
Net fees and commission income		816,795	359,408	297,718	53,271	180,510	3,252	1,710,954
Impairment losses on financial assets		(674,706)	(291,694)	(15,752)	(13,162)	(36,830)	18,596	(1,013,548)
General and administrative expenses		(3,149,436)	(831,927)	(444,935)	(222,650)	(234,649)	72,399	(4,811,198)
Other income (expense), net		(11,556)	567,234	(17,229)	(385,226)	53,815	(106,173)	100,865

Operating income		2,088,985	1,304,075	252,849	160,150	32,077	(8,110)	3,830,026
Equity method income (loss)		1,306	—	12,081	(910)	8,796	(880)	20,393
Income tax expense		418,679	285,853	63,472	41,441	32,805	6,153	848,403

Profit for the period	~~W~~	1,623,425	1,012,755	211,919	120,642	9,600	(29,136)	2,949,205

Controlling interest	~~W~~	1,623,184	1,027,823	211,907	120,642	9,600	(74,340)	2,918,816
Non-controlling interests		241	(15,068)	12	—	—	45,204	30,389

	2018
	Banking		Credit card	Securities	Life insurance	Others	Consolidation adjustment	Total
Net interest income	~~W~~	5,707,813	1,583,100	429,095	761,742	95,618	2,721	8,580,089
Net fees and commission income		850,646	433,043	388,944	69,780	198,828	(2,244)	1,938,997
Reversal of (provision of) credit loss		(250,134)	(466,447)	(9,226)	(13,400)	(10,238)	1,568	(747,877)
General and administrative expenses		(3,098,629)	(751,580)	(493,906)	(227,740)	(263,046)	93,326	(4,741,575)
Other income (expense), net		(163,104)	74,954	17,963	(409,151)	80,857	(131,739)	(530,220)

Operating income		3,046,592	873,070	332,870	181,231	102,019	(36,368)	4,499,414
Equity method income		(977)	—	15,228	(1,026)	6,909	(2,646)	17,488
Income tax expense		832,494	225,837	95,438	50,429	59,556	4,591	1,268,345

Profit (loss) for the period	~~W~~	2,195,263	629,307	251,268	131,021	49,168	(57,762)	3,198,265

Controlling interest	~~W~~	2,194,950	630,993	251,265	131,021	49,168	(100,675)	3,156,722
Non-controlling interests		313	(1,686)	3	—	—	42,913	41,543

(*)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.

Financial information of geographical area
(e)	Financial information of geographical area

The following table provides information of income from external consumers by geographical area for the years ended December 31, 2016, 2017 and 2018.

	2016		2017 (*2)	2018
Domestic	~~W~~	2,876,073	3,504,780	4,023,916
Overseas		232,569	325,246	475,498

	~~W~~	3,108,642	3,830,026	4,499,414

The following table provides information of non-current assets by geographical area as of December 31, 2017 and 2018.

	2017 (*2)		2018
Domestic	~~W~~	7,513,736	7,597,266
Overseas		199,660	201,574

	~~W~~	7,713,396	7,798,840

(*1)	Non-current assets comprise property and equipment, intangible assets and investment properties.
(*2)	As the accounting treatment for the acquisition of ANZ Retail business by Shinhan Bank Vietnam Co. Ltd was completed, the amount was adjusted retrospectively.